Nature of operations	12 Months Ended
Dec. 31, 2023
Nature of operations
Nature of operations

1. Nature of operations

Triple Flag Precious Metals Corp. (“TF Precious Metals”) was incorporated on October 10, 2019 under the Canada Business Corporations Act. TF Precious Metals is domiciled in Canada and the address of its registered office is 161 Bay Street, Suite 4535, Toronto, Ontario, M5J 2S1, Canada.

The consolidated financial statements of TF Precious Metals for the years ended December 31, 2023 and 2022 comprise TF Precious Metals and its wholly owned subsidiaries (together, the “Company” or “Triple Flag”).

The Company is a precious-metals-focused streaming and royalty company. Its revenues are largely generated from a diversified portfolio of properties in Australia, Canada, Colombia, Cote d’Ivoire, Honduras, Mexico, Mongolia, Peru, South Africa and the United States.